Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information	Basis of Presentation and General Information
Safe Bulkers, Inc. (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands. Safe Bulkers’ common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB”.

Polys Hajioannou, by virtue of shares owned indirectly through various private entities, owns or controls 43.35% of our outstanding common stock and is the largest shareholder of Safe Bulkers and as a result has significant influence on the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since Safe Bulkers’ initial public offering in 2008, Safe Bulkers has successfully completed five additional public common stock offerings, three preferred stock offerings and an unsecured bond issuance, and it partially completed an “at-the-market” common stock equity offering program (the “ATM Program”) .

As of December 31, 2023, Safe Bulkers held 69 wholly owned companies (which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 46 drybulk vessels and were scheduled to acquire eight additional newbuild vessels (the “Newbuilds”).

Safe Bulkers and its Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company”.

The Company’s principal business is the ownership and operation of drybulk vessels. The Company’s vessels operate worldwide, carrying drybulk cargo for the world’s largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management”), Safe Bulkers Management Limited, a company incorporated under the laws of the Republic of Cyprus (“Safe Bulkers Management”) and together with Safety Management the “Original Managers”, and Safe Bulkers Management Monaco Inc., a company incorporated under the laws of the Republic of the Marshall Islands (“Safe Bulkers Management Monaco” or "New Manager") and together with the Original Managers the “Managers” and either of them “the Manager”, related parties all controlled by Polys Hajioannou, provide technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Napalem Shipping Corporation (“Napalem”)(2)(14)(15)	Paraskevi 2	Panamax	April 2011
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Stalem Shipping Corporation (“Stalem”)(2)(15)	Koulitsa 2	Panamax	February 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)(13)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Youngone Shipping Corporation (“Youngone”)(2)(26)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017

Subsidiary	Vessel Name	Type	Built
Pinewood Shipping Corporation (“Pinewood”)(2)(5)	Pedhoulas Cedrus	Kamsarmax	June 2018
Agros Shipping Corporation (“Agros”) (2)	Vassos	Kamsarmax	May 2022
Yasudyo Shipping Corporation (“Yasudyo”)(2)(18)	Pedhoulas Trader	Kamsarmax	September 2023
Shimafive Shipping Corporation (“Shimafive”)(2)(19)	Morphou	Kamsarmax	October 2023
Shimaeight Shipping Corporation (“Shimaeight”)(2)(20)	Rizokarpaso	Kamsarmax	November 2023
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Vaslem Shipping Corporation (“Vaslem”)(2)(15)	Venus Harmony	Post-Panamax	November 2013
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Kastrolem Shipping Corporation (“Kastrolem”)(2)(15)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Lofou Shipping Corporation (“Lofou”)(2)	Climate Respect	Post-Panamax	July 2022
Gloverthree Shipping Corporation (“Gloverthree”)(2)(16)	Climate Ethics	Post-Panamax	January 2023
Gloverseven Shipping Corporation (“Gloverseven”)(2)(17)	Climate Justice	Post-Panamax	June 2023
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Metamou Shipping Corporation (“Metamou”)(2)	Stelios Y	Capesize	March 2012
Armonikos Shipping Corporation (“Armonikos”)(2)	Michalis H	Capesize	March 2012
Kyotofriendo One Shipping Corporation (“Kyotofriendo One”)(2)	Aghia Sofia	Capesize	March 2012
Staloudi Shipping Corporation (“Staloudi”)(1)	Maria	Capesize	January 2014
Shimasix Shipping Corporation (“Shimasix”)(2)(21)	Ammoxostos	Kamsarmax	January 2024
Shimaseven Shipping Corporation (“Shimaseven”)(2)(22)	Kerynia	Kamsarmax	January 2024
Shimanine Shipping Corporation (“Shimanine”)(2)(4)	TBN - H 11115	Kamsarmax	Q2 2025
Shimaten Shipping Corporation (“Shimaten”)(2)(4)	TBN - H 11166	Kamsarmax	Q2 2026
Shimaeleven Shipping Corporation (“Shimaeleven”)(2)(4)(27)	TBN - H 11167	Kamsarmax	Q3 2026
Agonistis Shipping Corporation (“Agonistis”)(2)(4)	TBN - H 1139	Kamsarmax	Q1 2025
Georgos Shipping Corporation (“Georgos”)(2)(4)	TBN - H 1138	Kamsarmax	Q3 2024
Kypriakes Aktes Inc. (“Kypriakes Aktes”)(2)(4)(28)	TBN - H SS386	Kamsarmax	Q4 2026
Kypriakes Grammes Inc. (“Kypriakes Grammes”)(2)(4)(28)	TBN - H SS387	Kamsarmax	Q1 2027
Safe Bulkers Participations Plc. ("Safe Bulkers Participations")(3)	—	—	—
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	—	—	—

Kyotofriendo Two Shipping Corporation (“Kyotofriendo Two”)(2)(14)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(6)	—	—	—
Marindou Shipping Corporation (“Marindou”)(1)(10)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(11)	—	—	—
Avstes Shipping Corporation (“Avstes”)(1)(7)	—	—	—
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)(8)	—	—	—
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)(12)	—	—	—
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)(9)	—	—	—
Petra Shipping Ltd. (“Petra”)(1)(23)	—	—	—
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)(24)	—	—	—
Kerasies Shipping Corporation (“Kerasies”)(1)(25)	—	—	—

(1)Incorporated under the laws of the Republic of Liberia.
(2)Incorporated under the laws of the Republic of the Marshall Islands.
(3)Safe Bulkers Participations is a wholly owned subsidiary of Safe Bulkers, incorporated under the laws of the Republic of Cyprus and is the holding company of five wholly owned subsidiaries: Vaslem, Napalem, Stalem, Kastrolem and Marilem Shipping Corporation, a company incorporated under the laws of the Republic of Marshall Islands in January 2024. Safe Bulkers Participations has issued and listed an unsecured bond of euro 100 million to the Athens Stock Exchange. See Note 8.
(4)Estimated completion date for newbuild vessels as of December 31, 2023.
(5)In July 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 at the time of issuance, which were used to finance part of the cost of such vessel. All Series A Preferred Stock were redeemed by Pinewood in February 2021.
(6)The Company owned the Panamax class vessel Paraskevi, built 2003, which was sold in January 2021 and delivered to her new owners in April 2021.
(7)The Company owned the Panamax class vessel Vassos, built 2004, which was sold in January 2021 and delivered to her new owners in May 2021.
(8)The Company owned the Kamsarmax class vessel Pedhoulas Builder, built 2012, which was sold in May 2021 and delivered to her new owners in June 2021.
(9)The Company owned the Kamsarmax class vessel Pedhoulas Farmer, built 2012, which was sold in May 2021 and delivered to her new owners in September 2021.
(10)The Company owned the Panamax class vessel Maria, built 2003, which was sold in May 2021 and delivered to her new owners in September 2021.
(11)The Company owned the Panamax class vessel Koulitsa, built 2003, which was sold in June 2021 and delivered to her new owners in November 2021.
(12)The Company owned the Kamsarmax class vessel Pedhoulas Fighter, built 2012, which was sold in September 2021 and delivered to her new owners in November 2021.
(13)In February 2024, Gloversix entered into an agreement with Marilem Shipping Corporation, a wholly owned subsidiary of Safe Bulkers Participations, incorporated under the laws of the Republic of Marshall Islands in January 2024, for the sale of the Panamax class vessel Kypros Spirit, built 2016, which is scheduled to be delivered in the first quarter of 2024.
(14)In February 2024, Kyotofriendo Two entered into an agreement with Napalem for the purchase of the Panamax class vessel Paraskevi 2, built 2011, which is scheduled to be delivered in the first quarter of 2024.
(15)Wholly owned subsidiary of Safe Bulkers Participations.
(16)The Company acquired the vessel Climate Ethics in January 2023.
(17)The Company acquired the vessel Climate Justice in June 2023.
(18)The Company acquired the vessel Pedhoulas Trader in September 2023.
(19)The Company acquired the vessel Morphou in October 2023.
(20)The Company acquired the vessel Rizokarpaso in November 2023.
(21)The Company acquired the vessel Ammoxostos in January 2024. See subsequent events Note 23.
(22)The Company acquired the vessel Kerynia in January 2024. See subsequent events Note 23.
(23)The Company owned the Kamsarmax class vessel Pedhoulas Trader, built 2006, which was sold in September 2022 and delivered to her new owners in January 2023.
(24)The Company owned the Panamax class vessel Efrossini, built 2012, which was sold in March 2023 and delivered to her new owners in July 2023.
(25)The Company owned the Panamax class vessel Katerina, built 2004, which was sold in November 2023 and delivered to her new owners in December 2023.
(26)The Company owned the Kamsarmax class vessel Pedhoulas Cherry, built 2015, which was sold in November 2023 and delivered to her new owners in February 2024. See subsequent events Note 23.
(27)In January 2024, the company entered into a contract for the construction and acquisition of a newbuild Kamsarmax class vessel scheduled for delivery in 2026. See subsequent events Note 23.
(28)The company entered into an agreement for the acquisition of a methanol dual fueled Kamsarmax class dry bulk newbuild vessel.

For the years ended December 31, 2021, 2022 and 2023 the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	December 31,
	2021	2022	2023
Cargill International S.A.	14.62%	17.71%	16.69%
Olam International Limited	—%	—%	10.18%
Viterra B.V. (ex-Glencore Agriculture B.V.)	16.08%	15.81%	—%